FINANCIAL RISK MANAGEMENT - Quantitative Data About Entity's Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	$ 0.3	$ 1.1
Effect on other comprehensive income, before tax	1.0	0.5
ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	0.5	1.1
Effect on other comprehensive income, before tax	0.0	0.0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	4.2	5.1
Effect on other comprehensive income, before tax	0.1	0.0
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	2.3	2.6
Effect on other comprehensive income, before tax	$ 0.1	$ 0.1